Income Taxes - Summary of Income Tax Recognized in Profit or Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax
In respect of the current period	$ 462,713
Adjustments for prior periods	(54,711)	$ 14,439
Income tax expense recognized in profit or loss	$ 408,002	$ 14,439